Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 12,350
Accounts receivable, net	247
Other current assets	182
Total current assets	12,779
Property, plant and equipment	120
TOTAL ASSETS	12,899
Current liabilities
Accounts payable	696
Accrued salaries, wages, and other compensation	114
Total current liabilities	810
Total liabilities	810
Stockholders' equity
Preferred stock as of March 31, 2012, December 31, 2011 and December 31, 2010, $0.0001 par value per share; authorized 40,000,000 shares
Common stock as of March 31, 2012, December 31, 2011 and December 31, 2010, par value $0.0001 per share; authorized 100,000,000 shares; issued and outstanding 6,276,538, 6,018,740 and 5,063,968, respectively	1
Additional paid-in capital	60,086
Accumulated other comprehensive income (loss):
Foreign currency translation adjustment	995
Accumulated deficit (Retained earnings)	(48,993)
Total stockholders' equity	12,089
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 12,899